INTEREST EXPENSE (Tables)	12 Months Ended
Dec. 31, 2022
INTEREST EXPENSE.
Schedule of interest expense

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB

Interest expense incurred	6,517	5,679	7,877
Less: Interest expense capitalized*	(2,011)	(996)	(1,307)
	4,506	4,683	6,570
Interest expense on lease liabilities	9,349	9,200	9,096
Accretion expenses (Note 32)	1,343	1,135	1,103
Interest expense	15,198	15,018	16,769
* Interest rates per annum at which borrowing costs were capitalized for construction in progress	2.60% to 4.66%	1.84% to 4.35%	1.89% to 4.25%